Amounts Due to Subsidiaries' Non-Controlling Shareholders - Schedule of Due to Subsidiaries (Parentheticals) (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest bearing at Hong Kong Inter-bank Offered Rate (“HIBOR”) plus [Member]
Schedule of Due to Subsidiaries [Line Items]
Percentage of interest bearing per annum	1.15%	1.15%	1.15%
Interest bearing at 2 times of HIBOR plus [Member]
Schedule of Due to Subsidiaries [Line Items]
Percentage of interest bearing per annum	1.15%	1.15%	1.15%